Ordinary Shares (Details Textual) (USD $)	0 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended
	Apr. 08, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	May 31, 2008 China Fundamental Acquisition Corporation [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member]	Feb. 22, 2010 Beijing Wowjoint Machinery Corporation Limited [Member]	Apr. 30, 2013 Common Stock [Member]	Oct. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Shares, outstanding		8,481,272	7,971,465	8,459,272	7,949,965						8,481,272	8,459,272	7,971,465	7,949,965	5,700,000
Ordinary shares dividend rate percentage	6.00%
Common stock, shares outstanding		8,481,272	7,971,465	8,459,272		5,320,312	7,264,756
Stock issued during period, value, new issues						$ 1,374,089
Stock repurchased during period, shares						1,696,258		5,700,000
Issuance of share based compensation (in shares)		6,000							16,000	21,500	22,000	9,500
Allocated share-based compensation expense		$ 2,820	$ 35,690